Aggressive Strategy Fund
RISK/RETURN

Supplement Dated October 14, 2011
to the Prospectus Dated March 1, 2011,
as Supplemented to Date

At special shareholder meetings held on September 30, 2011 for the Aggressive Strategy Fund and Conservative Strategy Fund and October 14, 2011 for the Balanced Strategy Fund and Moderate Strategy Fund (each a “Fund” and, collectively the “Funds”), each a series of the HSBC Investor Funds (the “Trust”), shareholders approved a new investment advisory contract supplement between HSBC Global Asset Management (USA) Inc. (“Adviser”) and the Trust on behalf of each Fund (the “New Investment Advisory Contracts”). The Adviser will begin accruing fees pursuant to the New Investment Advisory Contracts on November 1, 2011.

The following fee and expenses tables reflect the new investment advisory fee for each Fund and replace each Fund’s respective “Fees and Expenses” information contained on pages 3-4, 11-12, 19-20 and 27-28 of the Funds’ prospectus.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 54 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page 88.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aggressive Strategy Fund	A Shares	B Shares	C Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of amount redeemed)	5.00%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aggressive Strategy Fund		A Shares	B Shares	C Shares
Management Fee		0.25%	0.25%	0.25%
Distribution (12b-1) Fee		none	0.75%	0.75%
Shareholder Servicing Fee		0.25%	0.25%	0.25%
Other Operating Expenses		1.24%	1.24%	1.24%
Total Other Expenses		1.49%	1.49%	1.49%
Acquired Fund Fees and Expenses		0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses	[1]	2.54%	3.29%	3.29%
Fee Waiver and/or Expense Reimbursement	[2]	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.84%	2.59%	2.59%
[1]	Total Annual Fund Operating Expenses have been restated to reflect an increase in the management fee of the Fund, which is effective November 1, 2011.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in the HSBC Investor Prime Money Market Fund and unaffiliated investment companies) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aggressive Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	678	1,188	1,723	3,182
B Shares	662	1,148	1,657	3,210
C Shares	362	948	1,657	3,538

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Aggressive Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	262	948	1,657	3,210
C Shares	262	948	1,657	3,538

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Balanced Strategy Fund
RISK/RETURN

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 54 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page 88.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Balanced Strategy Fund	A Shares	B Shares	C Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of amount redeemed)	5.00%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Balanced Strategy Fund		A Shares	B Shares	C Shares
Management Fee		0.25%	0.25%	0.25%
Distribution (12b-1) Fee		none	0.75%	0.75%
Shareholder Servicing Fee		0.25%	0.25%	0.25%
Other Operating Expenses		0.66%	0.66%	0.66%
Total Other Expenses		0.91%	0.91%	0.91%
Acquired Fund Fees and Expenses		0.76%	0.76%	0.76%
Total Annual Fund Operating Expenses	[1]	1.92%	2.67%	2.67%
[1]	As of May 31, 2011, Total Annual Fund Operating Expenses for Class A, Class B and Class C Shares of the Fund were 1.51%, 2.26% and 2.26%, respectively, due to an increase in the Fund's total net assets since October 31, 2010. Total Annual Fund Operating Expenses have been restated to reflect an increase in the management fee of the Fund, which is effective November 1, 2011.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Balanced Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	685	1,073	1,485	2,631
B Shares	670	1,029	1,415	2,656
C Shares	370	829	1,415	3,003

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Balanced Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	270	829	1,415	2,656
C Shares	270	829	1,415	3,003

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Moderate Strategy Fund
RISK/RETURN

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 54 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page 88.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Moderate Strategy Fund	A Shares	B Shares	C Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of amount redeemed)	5.00%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Moderate Strategy Fund		A Shares	B Shares	C Shares
Management Fee		0.25%	0.25%	0.25%
Distribution (12b-1) Fee		none	0.75%	0.75%
Shareholder Servicing Fee		0.25%	0.25%	0.25%
Other Operating Expenses		0.63%	0.63%	0.63%
Total Other Expenses		0.88%	0.88%	0.88%
Acquired Fund Fees and Expenses		0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses	[1]	1.86%	2.61%	2.61%
[1]	As of May 31, 2011, Total Annual Fund Operating Expenses for Class A, Class B and Class C Shares of the Fund were 1.51%, 2.26% and 2.26%, respectively, due to an increase in the Fund's total net assets since October 31, 2010. Total Annual Fund Operating Expenses have been restated to reflect an increase in the management fee of the Fund, which is effective November 1, 2011.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Moderate Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	679	1,056	1,456	2,571
B Shares	664	1,011	1,385	2,595
C Shares	364	811	1,385	2,944

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Moderate Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	264	811	1,385	2,595
C Shares	264	811	1,385	2,944

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Conservative Strategy Fund
RISK/RETURN

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 54 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page 88.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Conservative Strategy Fund	A Shares	B Shares	C Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of amount redeemed)	5.00%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Conservative Strategy Fund		A Shares	B Shares	C Shares
Management Fee		0.25%	0.25%	0.25%
Distribution (12b-1) Fee		none	0.75%	0.75%
Shareholder Servicing Fee		0.25%	0.25%	0.25%
Other Operating Expenses		0.97%	0.97%	0.97%
Total Other Expenses		1.22%	1.22%	1.22%
Acquired Fund Fees and Expenses		0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	[1]	2.13%	2.88%	2.88%
Fee Waiver and/or Expense Reimbursement	[2]	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.00%	2.75%	2.75%
[1]	As of May 31, 2011, Total Annual Fund Operating Expenses for Class A, Class B and Class C Shares of the Fund were 1.63%, 2.38% and 2.38%, respectively, due to an increase in the Fund's total net assets since October 31, 2010. Total Annual Fund Operating Expenses have been restated to reflect an increase in the management fee of the Fund, which is effective November 1, 2011.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in the HSBC Investor Prime Money Market Fund and unaffiliated investment companies) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Conservative Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	693	1,122	1,576	2,829
B Shares	678	1,080	1,507	2,855
C Shares	378	880	1,507	3,195

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Conservative Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	278	880	1,507	2,855
C Shares	278	880	1,507	3,195

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.